2. Investment Securities	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Investment Securities

Investment securities available for sale at December 31, 2013 and 2012 are as follows:

(Dollars in thousands)
	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities	$123,706	1,040	769	123,977
U.S. Government
sponsored enterprises	22,115	97	69	22,143
State and political subdivisions	148,468	1,987	5,087	145,368
Corporate bonds	3,522	11	70	3,463
Trust preferred securities	1,250	-	-	1,250
Equity securities	748	941	-	1,689
Total	$299,809	4,076	5,995	297,890

(Dollars in thousands)
	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities	$146,755	1,875	606	148,024
U.S. Government
sponsored enterprises	18,714	203	80	18,837
State and political subdivisions	118,591	7,171	104	125,658
Corporate bonds	2,571	19	4	2,586
Trust preferred securities	1,250	-	-	1,250
Equity securities	748	720	-	1,468
Total	$288,629	9,988	794	297,823

The current fair value and associated unrealized losses on investments in debt securities with unrealized losses at December 31, 2013 and 2012 are summarized in the tables below, with the length of time the individual securities have been in a continuous loss position.

(Dollars in thousands)
	December 31, 2013
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$40,857	691	10,128	78	50,985	769
U.S. Government
sponsored enterprises	9,714	69	-	-	9,714	69
State and political subdivisions	77,187	4,863	1,824	224	79,011	5,087
Corporate bonds	1,984	16	511	54	2,495	70
Total	$129,742	5,639	12,463	356	142,205	5,995

(Dollars in thousands)
	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$48,126	468	12,913	138	61,039	606
U.S. Government
sponsored enterprises	3,402	80	-	-	3,402	80
State and political subdivisions	9,490	104	-	-	9,490	104
Corporate bonds	1,035	4	-	-	1,035	4
Total	$62,053	656	12,913	138	74,966	794

At December 31, 2013, unrealized losses in the investment securities portfolio relating to debt securities totaled $5.9 million.  The unrealized losses on these debt securities arose due to changing interest rates and are considered to be temporary.  From the December 31, 2013 tables above, 80 out of 179 securities issued by state and political subdivisions contained unrealized losses, 28 out of 95 securities issued by U.S. Government sponsored enterprises, including mortgage-backed securities, contained unrealized losses, and three out of five securities issued by corporations contained unrealized losses.  These unrealized losses are considered temporary because of acceptable financial condition and results of operations on each security and the repayment sources of principal and interest on U.S. Government sponsored enterprises, including mortgage-backed securities, are government backed.

The Company periodically evaluates its investments for any impairment which would be deemed other-than-temporary.   No investment impairments were deemed other-than-temporary in 2013 or 2012.  As part of its evaluation in 2011, the Company determined that the fair value of one equity security was less than the original cost of the investment and that the decline in fair value was not temporary in nature.  As a result, the Company wrote down its investment by $144,000.  The remaining fair value of the investment at December 31, 2011 was approximately $264,000.

The amortized cost and estimated fair value of investment securities available for sale at December 31, 2013, by contractual maturity, are shown below. Expected maturities of mortgage-backed securities will differ from contractual maturities because borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

December 31, 2013
(Dollars in thousands)
	Amortized Cost	Estimated Fair Value
Due within one year	$4,019	4,048
Due from one to five years	31,725	32,103
Due from five to ten years	119,313	115,878
Due after ten years	20,298	20,195
Mortgage-backed securities	123,706	123,977
Equity securities	748	1,689
Total	$299,809	297,890

Proceeds from sales of securities available for sale during 2013 were $17.5 million and resulted in gross gains of $738,000 and gross losses of $124,000.  During 2012, the proceeds from sales of securities available for sale were $47.1 million and resulted in gross gains of $1.3 million and gross losses of $103,000.  During 2011, the proceeds from sales of securities available for sale were $111.0 million and resulted in gross gains of $4.4 million and gross losses of $9,000.

Securities with a fair value of approximately $86.0 million and $73.9 million at December 31, 2013 and 2012, respectively, were pledged to secure public deposits, Federal Home Loan Bank of Atlanta (“FHLB”) borrowings and for other purposes as required by law.

GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements. There is a three-level fair value hierarchy for fair value measurements.  Level 1 inputs are quoted prices in active markets for identical assets or liabilities that a company has the ability to access at the measurement date. Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability.  The table below presents the balance of securities available for sale, which are measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2013 and 2012.

(Dollars in thousands)
	December 31, 2013
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage-backed securities	$123,977	-	123,977	-
U.S. Government
sponsored enterprises	$22,143	-	22,143	-
State and political subdivisions	$145,368	-	145,368	-
Corporate bonds	$3,463	-	3,463	-
Trust preferred securities	$1,250	-	-	1,250
Equity securities	$1,689	1,689	-	-

(Dollars in thousands)
	December 31, 2012
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage-backed securities	$148,024	-	148,024	-
U.S. Government
sponsored enterprises	$18,837	-	18,837	-
State and political subdivisions	$125,658	-	125,658	-
Corporate bonds	$2,586	-	2,586	-
Trust preferred securities	$1,250	-	-	1,250
Equity securities	$1,468	1,468	-	-

Fair values of investment securities available for sale are determined by obtaining quoted prices on nationally recognized securities exchanges when available.  If quoted prices are not available, fair value is determined using matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities.

The following is an analysis of fair value measurements of investment securities available for sale using Level 3, significant unobservable inputs, for the year ended December 31, 2013.

(Dollars in thousands)
Investment Securities Available for Sale
Level 3 Valuation
Balance, beginning of period	$1,250
Change in book value	-
Change in gain/(loss) realized and unrealized	-
Purchases/(sales)	-
Transfers in and/or (out) of Level 3	-
Balance, end of period	$1,250

Change in unrealized gain/(loss) for assets still held in Level 3	$-